Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
Basis of Accounting
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The financial statements of the Plan have been prepared under the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Investment Valuation
The Plan uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Plan gives the highest priority to unadjusted quoted prices in active markets for identical assets and the lowest priority to unobservable inputs.
Investment securities are stated at fair value. Such investment securities are composed of shares of mutual funds, collective investment trusts and money market funds, all of which are valued at their year-end net asset value, and Assurant, Inc. common stock, which is valued at its year-end closing price. The net asset value is based on the closing market prices of the securities in the investment vehicle’s portfolio.
Participant Loans
Notes receivable from participants are related to participant loans and are stated at their unpaid principal balances plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Delinquent notes receivable are considered to be deemed distributions and reclassified as participant withdrawals based upon the terms of the Plan document.
Income Recognition
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned on an accrual basis. Dividends are recorded on the ex-dividend date.
Net appreciation in the fair value of investments includes realized gains/losses for securities sold as well as the change in unrealized gains/losses for securities held at year-end. Realized gains/losses from security transactions are recorded on the average cost method.
Payment of Benefits
Benefit payments are recorded when paid to participants. There were no amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid at December 31, 2025.